Related Party Transactions - Additional Information (Details) - Summit Materials, LLC - USD ($)								3 Months Ended	12 Months Ended
	Aug. 31, 2015	Aug. 13, 2015	Aug. 11, 2015	Jul. 17, 2015	Apr. 16, 2015	Mar. 17, 2015	Mar. 11, 2015	Mar. 17, 2015	Jan. 02, 2016	Mar. 31, 2016	Nov. 30, 2015	Jul. 31, 2015
Related Party Transactions
Cash paid for acquisitions									$ 61,307,000
Initial Public Offering [Member] | Common Class A [Member]
Related Party Transactions
Issuance of Shares (in shares)							25,555,555
Follow on Public Offering [Member] | Common Class A [Member]
Related Party Transactions
Issuance of Shares (in shares)			22,425,000
Davenport Acquisition [Member]
Related Party Transactions
Cash paid for acquisitions		$ 450,000,000		$ 448,710,000
Deferred purchase price associated with acquisition				$ 80,000,000
Davenport Acquisition [Member] | Follow on Public Offering [Member]
Related Party Transactions
Cash paid for acquisitions		$ 80,000,000
Blackstone Management Partners L.L.C. [Member] | Initial Public Offering [Member]
Related Party Transactions
Related party expense									$ 13,800,000
Blackstone Management Partners L.L.C. [Member] | Follow on Public Offering [Member] | Common Class A [Member]
Related Party Transactions
Issuance of Shares (in shares)									1,681,875
Blackstone Management Partners L.L.C. [Member] | Management fee
Related Party Transactions
Related party expense								$ 1,000,000
Blackstone Management Partners L.L.C. [Member] | Management fee | Minimum [Member]
Related Party Transactions
Annual management fee								$ 300,000
Annual management fee, as a percent of annual consolidated profit								2.00%
Affiliates of the Sponsors Blackstone Management Partners and Silverhawk Summit | Termination fee paid to related parties | Initial Public Offering [Member]
Related Party Transactions
Related party expense						$ 13,800,000
Affiliates of BMP | Termination fee paid to related parties | Initial Public Offering [Member]
Related Party Transactions
Related party expense						13,400,000
Affiliates of Silverhawk Summit LP | Termination fee paid to related parties | Initial Public Offering [Member]
Related Party Transactions
Related party expense						$ 400,000
Blackstone Advisory Partners LP | Term Loan, due 2022
Related Party Transactions
Notes issued to related party										$ 18,800,000
Blackstone Advisory Partners LP | 6 1/8% Senior Notes, due 2023 [Member]
Related Party Transactions
Notes issued to related party											$ 22,500,000	$ 26,300,000
Blackstone Advisory Partners LP | Follow on Public Offering [Member] | Common Class A [Member]
Related Party Transactions
Issuance of Shares (in shares)	1,681,875
Blackstone Capital Partners V LP | Equity commitment financing
Related Party Transactions
Related party expense									$ 1,800,000
Blackstone Capital Partners V LP | Equity commitment financing | Davenport Acquisition [Member]
Related Party Transactions
Equity commitment financing					$ 90,000,000